SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Jan. 03, 2021
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION	SEGMENT AND GEOGRAPHICAL INFORMATION
We determine operating segments based on how our chief operating decision maker (“CODM”) manages the business, including making operating decisions, deciding how to allocate resources and evaluating operating performance. Our CODM is our Chief Executive Officer who reviews our operating results on a consolidated basis. We operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by our CODM to make decisions about resource allocation and assess performance. The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2020	2019	2018
United States(1)	$235,606	$433,293	$397,160
France	125,366	138,423	170,468
China	12,496	119,010	15,467
Japan	79,448	90,837	82,313
Rest of world(2)	391,920	416,738	246,905
Total revenue	$844,836	$1,198,301	$912,313
(1)During fiscal years 2020, 2019 and 2018, we had sales of $231.2 million, $426.5 million and $388.5 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.
Revenues are attributed primarily based on the destination of the shipments.
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Malaysia	$139,421	$145,246
Philippines	79,506	92,275
United States	1,266	14,824
Mexico	17,792	18,862
Europe	8,896	9,855
Rest of world	27	138
Property, plant, and equipment, net, by geography	$246,908	$281,200
Long-lived assets are attributed based upon the country in which the asset is located or owned.